Accounting for Financial Instruments - Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	CAD 202	CAD 185
Zinc [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	11	45
Lead [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	10	(5)
Settlements Receivable And Payable [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	190	153
Contingent Zinc Escalation Payment Embedded Derivative [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	(24)	(18)
Gold Stream Embedded Derivative [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	13	6
Silver Stream Embedded Derivative [member]
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other operating income (expense)	CAD 2	CAD 4